CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Revenues:
Products	$ 9,891	$ 9,002
Services	1,300	1,439
Total revenues	11,191	10,441
Cost of revenues:
Products	2,213	2,844
Services	141	181
Total cost of revenues	2,354	3,025
Gross profit	8,837	7,416
Operating expenses:
Research and development	3,071	3,086
Less - royalty-bearing participation	148	587
Research and development, net	2,923	2,499
Selling and marketing, net	3,587	3,721
General and administrative	1,206	1,136
Total operating expenses	7,716	7,356
Operating income	1,121	60
Financial income (expenses), net	(374)	257
Income before taxes on income	747	$ 317
Taxes on income	(107)
Net income	$ 640	$ 317
Net (loss) income per share:
Basic net income per Ordinary Share	$ 0.08	$ 0.04
Diluted net income per Ordinary Share	$ 0.07	$ 0.04
Weighted average number of Ordinary Shares used in computing basic net income per Ordinary Share	8,501,254	7,995,073
Weighted average number of Ordinary Shares used in computing diluted net income per Ordinary Share	9,066,624	8,482,199